UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   February 26, 2009

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  55689

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  COM              00724F101     1030    48360 SH       SOLE                    48360
Altria Group                   COM              02209S103      164    10900 SH       SOLE                    10900
America Movil                  COM              02364W105     1310    42280 SH       SOLE                    42280
American Tower                 COM              029912201     2466    84120 SH       SOLE                    84120
Amphenol                       COM              032095101     1516    63240 SH       SOLE                    63240
Apple Computer                 COM              037833100     1032    12090 SH       SOLE                    12090
Autodesk                       COM              052769106      911    46355 SH       SOLE                    46355
Baxter International           COM              071813109     1925    35930 SH       SOLE                    35930
Berkshire Hathaway B           COM              084670207     2414      751 SH       SOLE                      751
Boardwalk Pipeline Partners    COM              096627104      187    10500 SH       SOLE                    10500
CVS Caremark                   COM              126650100     2487    86530 SH       SOLE                    86530
Cerner                         COM              156782104     1001    26045 SH       SOLE                    26045
Cisco Systems                  COM              17275R102     2238   137320 SH       SOLE                   137320
Colgate Palmolive              COM              194162103     2680    39100 SH       SOLE                    39100
Danaher                        COM              235851102     2547    44995 SH       SOLE                    44995
Diageo                         COM              25243Q205     2514    44305 SH       SOLE                    44305
EOG Resources                  COM              26875P101     1650    24783 SH       SOLE                    24783
Enbridge                       COM              29250N105     1444    44465 SH       SOLE                    44465
Enterprise Products Prtnrs     COM              293792107      249    12000 SH       SOLE                    12000
Estee Lauder                   COM              518439104     1117    36070 SH       SOLE                    36070
Exxon Mobil                    COM              30231G102      342     4289 SH       SOLE                     4289
Franklin Resources             COM              354613101     1227    19245 SH       SOLE                    19245
General Electric               COM              369604103      261    16081 SH       SOLE                    16081
Genzyme                        COM              372917104     2548    38390 SH       SOLE                    38390
JP Morgan Chase                COM              46625H100     1007    31935 SH       SOLE                    31935
Johnson & Johnson              COM              478160104     2975    49732 SH       SOLE                    49732
Kinder Morgan Energy LP        COM              494550106      229     5000 SH       SOLE                     5000
Kraft Foods                    COM              50075N104      251     9350 SH       SOLE                     9350
MICROS Systems                 COM              594901100      913    55935 SH       SOLE                    55935
Merck                          COM              589331107      385    12650 SH       SOLE                    12650
Metlife                        COM              59156R108     1737    49820 SH       SOLE                    49820
Microsoft                      COM              594918104     1714    88185 SH       SOLE                    88185
Novo Nordisk                   COM              670100205     1373    26715 SH       SOLE                    26715
PepsiCo                        COM              713448108     2007    36645 SH       SOLE                    36645
Pfizer                         COM              717081103      456    25750 SH       SOLE                    25750
Philip Morris International    COM              718172109      425     9765 SH       SOLE                     9765
Qiagen                         COM              N72482107      753    42907 SH       SOLE                    42907
Seaspan                        COM              Y75638109       98    11000 SH       SOLE                    11000
Suncor Energy                  COM              867229106     1198    61445 SH       SOLE                    61445
United Technologies            COM              913017109     2221    41430 SH       SOLE                    41430
VF Corp                        COM              918204108     1224    22340 SH       SOLE                    22340
Wells Fargo                    COM              949746101     1011    34284 SH       SOLE                    34284
Standard&Poors                                  78462F103      453 5018.000 SH       SOLE                 5018.000